Income Taxes- Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Beginning balance of unrecognized tax benefits	$ 145	$ 228
Additions (reductions) related to acquisitions	7	0	$ 161
Additions based on tax positions related to current year	9	33	38
Additions based on tax positions related to prior years	34	1	5
Reductions related to divestitures (Euronext IPO)	0	(104)	0
Reductions based on tax positions related to prior years	(51)	(3)	(1)
Reductions resulting from statute of limitation lapses	(12)	(2)	(3)
Reductions related to settlements with taxing authorities	(25)	(8)	(6)
Ending balance of unrecognized tax benefits	$ 107	$ 145	$ 228